Advances to Suppliers and Other Current Assets, Net	12 Months Ended
Dec. 31, 2018
Advances to Suppliers and Other Current Assets, Net [Abstract]
ADVANCES TO SUPPLIERS AND OTHER CURRENT ASSETS, NET

Note 8 – ADVANCES TO SUPPLIERS AND OTHER CURRENT ASSETS, NET

As of December 31, 2018 and 2017, advances to suppliers and other current assets consisted of the following:

	December 31, 2018	December 31, 2017
VAT-input	$447,766	$651,056
Deposits	1,668,907	253,828
Prepaid expense	368,586	63,686
Others	156,623	76,067
Total other current assets	2,641,882	1,044,637
Advances to suppliers	2,322,685	1,840,873
Total	4,964,567	2,885,510
Less: allowance for doubtful accounts	(60,277)	-
Advances to suppliers and other current assets, net	$4,904,290	$2,885,510

Other current assets include the value added tax pending for deduction, advances to employees for business travels and other miscellaneous receivables such as utility fees, social insurances, personal income tax paid in advance on behalf of employees and deposits, which include guarantee deposit, rent deposit and security deposit for bidding customer projects.

The Company advanced RMB 8,500,000 (approximately $1,236,490) to Yantai Runtai Medical Co., Ltd. on February 22, 2017. The loan bears an annual interest rate of 10% and was due in six months. On August 22, 2017, the loan was extended for another 4 months with the same interest rate. As of December 31, 2017, the loan was fully repaid along with interest.